GUIDESTONE FUNDS

Supplement dated August 5, 2010

to

Prospectus dated April 30, 2010

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I. CHANGES TO MYDESTINATION 2005 FUND

Under the heading “Fees and Expenses” on page 4, the “Annual Operating Expenses” table is deleted in its entirety and replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2005 Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

GS4 Class
Management fee	0.10%
Other expenses	0.16%
Acquired Fund fees and expenses	0.74%
Total annual operating expenses	1.00%
Fee waiver & expense reimbursement(1)	(0.06%)
Net annual operating expenses	0.94%

(1)	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired Fund fees and expenses). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2011. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds’ Board of Trustees.

Additionally, under the heading “Expense Example” on page 4, the disclosure is deleted in its entirety and replaced with the following:

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

GS4 Class
1 Year	$96
3 Years	$312
5 Years	$547
10 Years	$1,219

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II. CHANGES TO MYDESTINATION 2015 FUND

Under the heading “Fees and Expenses” on page 8, the “Annual Operating Expenses” table is deleted in its entirety and replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the MyDestination 2015 Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

GS4 Class
Management fee	0.10%
Other expenses	0.06%
Acquired Fund fees and expenses	0.84%
Total annual operating expenses	1.00%
Fee waiver & expense reimbursement(1)	0.00%
Net annual operating expenses	1.00%

(1)	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.20% (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired Fund fees and expenses). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2011. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds’ Board of Trustees.

Additionally, under the heading “Expense Example” on page 8, the disclosure is deleted in its entirety and replaced with the following:

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

GS4 Class
1 Year	$102
3 Years	$318
5 Years	$552
10 Years	$1,225

III. CHANGES TO CONSERVATIVE ALLOCATION FUND

Under the heading “Fees and Expenses” on page 24, the “Annual Operating Expenses” table is deleted in its entirety and replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Allocation Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

GS4 Class
Management fee	0.10%
Other expenses	0.06%
Acquired Fund fees and expenses	0.63%
Total annual operating expenses	0.79%
Fee waiver & expense reimbursement(1)	(0.04%)
Net annual operating expenses	0.75%

(1)	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.12% (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired Fund fees and expenses). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2011. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds’ Board of Trustees.

Additionally, under the heading “Expense Example” on page 24, the disclosure is deleted in its entirety and replaced with the following:

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

GS4 Class
1 Year	$77
3 Years	$248
5 Years	$435
10 Years	$974

IV. CHANGES TO CONSERVATIVE ALLOCATION FUND I

Under the heading “Fees and Expenses” on page 36, the “Annual Operating Expenses” table is deleted in its entirety and replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Allocation Fund I.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

GS2 Class
Management fee	0.10%
Other expenses	0.13%
Acquired Fund fees and expenses	0.49%
Total annual operating expenses	0.72%
Fee waiver & expense reimbursement(1)	(0.08%)
Net annual operating expenses	0.64%

(1)	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit direct Fund operating expenses to 0.15% (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired Fund fees and expenses). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2011. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds’ Board of Trustees.

Additionally, under the heading “Expense Example” on page 36, the disclosure is deleted in its entirety and replaced with the following:

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

GS2 Class
1 Year	$65
3 Years	$222
5 Years	$393
10 Years	$887

V. CHANGES TO LOW-DURATION BOND FUND

Under the heading “Management,” the “Sub-Advisers and Portfolio Managers” sub-heading on page 53, the reference to Curtis Arledge under the section titled “BlackRock Financial Management, Inc.” is deleted in its entirety.

Under “Management of the Funds,” the “Sub-Advisers” sub-heading on page 95, the disclosure for “BlackRock Financial Management, Inc.” under the section titled “Low-Duration Bond Fund” is deleted in its entirety and replaced with the following:

BlackRock Financial Management, Inc. (“BFM”), 55 East 52nd Street, New York, New York 10055: BFM is an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), a premier provider of global investment management and risk management products with $3.2 trillion in assets under management as of June 30, 2010. The Low-Duration Bond Fund portfolio account is managed by a team of investment professionals at BFM, including the following individuals who have day-to-day responsibility: Stuart Spodek and Thomas F. Musmanno, CFA. BFM’s resources include 80 portfolio managers and over 45 research analysts dedicated to fundamental fixed-income. The fixed-income team, using an approach that leverages the individual expertise of the team members, will manage an assigned portion of the Low-Duration Bond Fund utilizing BFM’s risk management analytics to regularly evaluate the composition of the Low-Duration Bond Fund. Messrs. Spodek and Musmanno are senior members of the firm. Mr. Spodek, Managing Director and Portfolio Manager, is a member of the Multi-Sector and Mortgage Group within BlackRock Fundamental Fixed Income. He is head of Obsidian and Short Duration Portfolios and a member of BlackRock’s Leadership Committee. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock’s Portfolio Management Group and became a portfolio manager in 1995. Mr. Musmanno, Director and Portfolio Manager, is a member of the Multi-Sector & Mortgages Investment Management Group within BlackRock Fundamental Fixed Income. He is a portfolio manager on the Short Duration Portfolio Team. Mr. Musmanno’s service with the firm dates back to 1991, including his years with Merrill Lynch Investment Managers (“MLIM”), which merged with BlackRock in 2006. At MLIM, he was a fixed income and money market Portfolio Manager. Mr. Musmanno joined MLIM in 1991 as an analyst and held a variety of positions, including Fixed Income Research Analyst in trust accounting in Merrill Lynch’s Private Client Group.

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VI. CHANGES TO INFLATION PROTECTED BOND FUND

Under the heading “Fees and Expenses” on page 60, the “Annual Operating Expenses” table is deleted in its entirety and replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Inflation Protected Bond Fund.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

GS4 Class
Management fee	0.32%
Other expenses	0.38%
Acquired Fund fees and expenses	0.02%
Total annual operating expenses	0.72%
Fee waiver & expense reimbursement(1)	(0.03%)
Net annual operating expenses	0.69%

(1)	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses to 0.67% (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired Fund fees and expenses). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2011. The “Fee waiver and expense reimbursement” may also include the waiver of shareholder service fees attributable to the Fund’s cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and such expense limitation does not exceed the limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds’ Board of Trustees.

Additionally, under the heading “Expense Example” on page 60, disclosure is deleted in its entirety and replaced with the following:

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

GS4 Class
1 Year	$70
3 Years	$227
5 Years	$398
10 Years	$892

Under the heading “Management” on page 62, the disclosure under the sub-heading “Sub-Adviser and Portfolio Managers” is deleted in its entirety and replaced with the following to reflect the addition of Martin Hegarty:

BlackRock Financial Management, Inc.

Martin Hegarty Managing Director and Portfolio Manager	Since July 2010

Stuart Spodek Managing Director and Portfolio Manager	Since June 2009

Brian Weinstein Managing Director and Portfolio Manager	Since June 2009

Under “Management of the Funds,” the “Sub-Advisers” sub-heading on page 98, the disclosure under the section titled “Inflation Protected Bond Fund” is deleted in its entirety and replaced with the following:

BlackRock Financial Management, Inc. (“BFM”), 55 East 52nd Street, New York, New York 10055: BFM is an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), a premier provider of global investment management and risk management products with $3.2 trillion in assets under management as of June 30, 2010. The Inflation Protected Bond Fund portfolio account is managed by a team of investment professionals at BFM, including the following individuals who have day-to-day responsibility: Martin Hegarty, Stuart Spodek and Brian Weinstein. BFM’s resources include over 80 portfolio managers and approximately 45 research analysts dedicated to fundamental fixed-income. The fixed-income team, using an approach that leverages the individual expertise of the team members, will manage an assigned portion of the Inflation Protected Bond Fund utilizing BFM’s risk management analytics to regularly evaluate the composition of the Inflation Protected Bond Fund. Mr. Hegarty, Managing Director and Portfolio Manager, is co-head of the Global Inflation-Linked Portfolios. Prior to joining BlackRock in 2010, Mr. Hegarty was a Director of Bank of America Merrill Lynch from 2005 to 2009 and Vice President of Bank of America Merrill Lynch from 2003 to 2005. Mr. Spodek, Managing Director and Portfolio Manager, is is head of Obsidian and Short Duration Portfolios and a member of BlackRock’s Leadership Committee. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock’s Portfolio Management Group and became a portfolio manager in 1995. Mr. Weinstein, Managing Director and Portfolio Manager, is head of Institutional Multi-Sector Portfolios and co-head of Global Inflation-Linked Portfolios. Prior to taking on his current role, Mr. Weinstein was co-head of the Global Bond team. He joined BlackRock in 2000 as an analyst in the Portfolio Analytics Group and became a portfolio manager in 2002.

VII. CHANGES TO MANAGEMENT OF THE MONEY MARKET FUND

Under “Management of the Funds,” the “Sub-Advisers” sub-heading on page 95, the disclosure under the section titled “Money Market Fund” is deleted in its entirety and replaced with the following:

BlackRock Institutional Management Corporation (“BIMC”), 100 Bellevue Parkway, Wilmington, Delaware 19809: BIMC is a wholly-owned subsidiary of BlackRock, Inc., a premier provider of global investment management and risk management products with $3.2 trillion in assets under management as of June 30, 2010.

VIII. OTHER CHANGES

On July 1, 2010, The Bank of New York Mellon Corporation completed the purchase of PNC Global Investment Servicing Inc. and its subsidiaries, including PNC Global Investment Servicing (U.S.) Inc., GuideStone Funds’ (the “Funds”) administrator, fund accounting agent and transfer agent, and PFPC Distributors, Inc., the Funds’ principal underwriter, from The PNC Financial Services Group, Inc. Also, on July 1, 2010, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. These changes in ownership and name changes will not result in any changes to the fees paid by the Funds.

Accordingly, effective July 1, 2010:

•	All references to “PFPC Distributors Inc.” on pages 105 and 118 and the back cover page are replaced by references to “BNY Mellon Distributors Inc.”

•	All references to “PNC Global Investment Servicing (U.S.) Inc.” on pages 105, 113 and 132 are replaced by references to “BNY Mellon Investment Servicing (US) Inc.”

IX. CHANGE TO FINANCIAL HIGHLIGHTS

The Financial Highlights chart, on page 125, pertaining to the “Inflation Protected Bond Fund” is deleted in its entirety and replaced with the following information:

											Ratios to Average Net Assets
	Net Asset Value, Beginning of Year	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (000)	Expenses, Net		Expenses, Gross(1)		Investment Income Net(2)		Portfolio Turnover Rate
Inflation Protected Bond Fund
GS4 Class
2009(3)(4)	$10.00	$0.19	#	$0.32	$(0.18)	$(0.01)	$—	$10.32	5.12%	$87,994	0.67	%†	0.70	%†	3.53	%†	55%

#	Calculated using the average shares outstanding method.
(1)	The ratio excludes expenses waived/reimbursed net of amount recaptured.
(2)	The ratio includes expenses waived/reimbursed net of amount recaptured and fees paid indirectly, where applicable; if expenses waived/reimbursed net of amount recaptured and fees paid indirectly were excluded, the ratio would have been lower than the ratio shown.
(3)	Inception date was June 26, 2009.
(4)	Total return is not annualized. Ratios are annualized.
†	The ratio has been revised to properly reflect annualization.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

GUIDESTONE FUNDS

Supplement dated August 5, 2010

to

Statement of Additional Information dated April 30, 2010

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

I. CHANGES TO MANAGEMENT OF THE FUNDS

Under the heading “Management of the Funds,” on page 39, the disclosure pertaining to the Interested Trustees in the table is deleted in its entirety and replaced with the following:

Name (Date of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
INTERESTED TRUSTEES(2)
Barry D. Hartis (1945) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2005	Certified Public Accountant, 1976-present; Vice President of Business and Finance, Greensboro College, January 1998-June 30, 2005.	25	N/A

James W. Hixson (1931) 2401 Cedar Springs Road Dallas, TX 75201-1407 Trustee	Since 2010	Retired	25	N/A

(1)	Each Trustee serves for an indefinite term, until his successor is elected. Officers serve at the pleasure of the Board of Trustees.
(2)	Messrs. Hartis and Hixson are “interested persons” of the Trust as the term is defined in the 1940 Act due to their positions on the Board of Trustees of GuideStone Financial Resources. In addition, Mr. Hixson may also be deemed an “interested person” of the Trust due to his positions on the Boards of Trustees of GuideStone Advisors and GuideStone Financial Services.

Additionally, under the heading “Management of the Funds,” on page 41, the paragraph referencing Gerald B. Jones is deleted in its entirety and replaced with the following:

James W. Hixson. Mr. Hixson is a former school administrator with Bath Community Schools in Bath, Michigan, where he served for 23 years in various positions, including middle school principal and superintendant. Throughout the years, he has also been active in the Bath community through membership and officer positions of civic and service organizations. He is a past board member of the Central Baptist Association and the Michigan Southern Baptist Foundation. Mr. Hixson holds a Bachelor of Arts degree from Tennessee Temple College, a Bachelor of Divinity degree from Central Baptist Theological Seminary, a Master of Religious Education degree from Temple Baptist Theological Seminary and a Master of Arts degree and an Educational Specialist degree from Michigan State University. Mr. Hixson currently serves on the Boards of Trustees of GuideStone Financial Resources, GuideStone Advisors and GuideStone Financial Services.

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Additionally, under the heading “Security and Other Interests,” on page 42, the disclosure pertaining to the Interested Trustees in the table is deleted in its entirety and replaced with the following:

Name of Trustee	Dollar Range of Equity Securities in each Portfolio of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies
INTERESTED TRUSTEES
Barry D. Hartis

$10,001-$50,000 in the Conservative Allocation Fund

$50,001-$100,000 in the Balanced Allocation Fund

$10,001-$50,000 in the Growth Allocation Fund

$10,001-$50,000 in the Low-Duration Bond Fund

$10,001-$50,000 in the Medium-Duration Bond Fund

Over $100,000

James W. Hixson	NONE	NONE

II. OTHER CHANGES

On July 1, 2010, The Bank of New York Mellon Corporation completed the purchase of PNC Global Investment Servicing Inc. and its subsidiaries, including PNC Global Investment Servicing (U.S.) Inc., GuideStone Funds’ (the “Funds”) administrator, fund accounting agent and transfer agent, and PFPC Distributors, Inc., the Funds’ principal underwriter, from The PNC Financial Services Group, Inc. Also, on July 1, 2010, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. These changes in ownership and name changes will not result in any changes to the fees paid by the Funds.

Accordingly, effective July 1, 2010:

•	All references to “PFPC Distributors, Inc.” on page 79 are replaced by references to “BNY Mellon Distributors Inc.”

•	All references to “PNC Global Investment Servicing (U.S.) Inc.,” or “PNC” as defined, on pages 79 and 89 are replaced by references to BNY Mellon Investment Servicing (US) Inc.”

•	The last two sentences of the section titled “Underwriter” on page 79 are deleted in their entirety.

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The “Other Accounts Managed” chart, beginning on page 52, is amended to delete the reference to Curtis Arledge and add information for Martin Hegarty under the section titled “BlackRock Financial Management, Inc.” (on page 53):

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
							performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Advisers Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
BlackRock Financial Management, Inc.
Martin Hegarty†	2	$3,520	3	$219	33	$13,080	N/A	N/A	N/A	N/A	N/A	N/A

†	Mr. Hegarty joined BlackRock Financial Management, Inc. in July 2010 and assumed responsibility for the accounts at that time. The values of those accounts are provided as of June 30, 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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